Expense Example - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 121
3 years	378
5 years	654
10 years	$ 1,443